Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥) segment	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Functional currency and foreign currency translation
Exchange rate (RMB per USD 1.00)	7.1636		7.1636
Short-term investment
Short-term investments	¥ 10,689,430		$ 1,492,187	¥ 14,137,566
Carrying value of the investment	175,407			173,918
Restricted as collateral for bank borrowings and letter of guarantee	9,835,406			11,372,254
Current expected credit losses
Expected credit loss expense	7,037	¥ 7,684
Expected credit loss provision - current	62,630			50,594
Expected credit loss provision - non-current	40,313			59,386
Long-term investments
Impairment recognized, long term investments	0	0
Impairment recognized, long-lived assets	0	55,331
Employee benefits
Employee benefit expenses	1,609,639	1,326,341
Dividends
Dividends	¥ 0	¥ 0
Segment reporting
Number of segments | segment	1
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments	¥ 1,294,223			6,109,606
Fair Value, Inputs, Level 3
Short-term investment
Carrying value of the investment	¥ 1,278,557			¥ 1,277,068